UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BlueBay Asset Management Plc
Address: 77 Grosvenor Street
         London,  UK     W1K 3JR

13F File Number:  28-12524

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nick Williams
Title:     Chief Financial Officer
Phone:     +44-207-389-3787

Signature, Place, and Date of Signing:

     Nick Williams     London, UK     May 17, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $162,613 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLERGAN INC                   NOTE 1.500% 4/0  018490AL6     2737  2385000 PRN      SOLE                  2385000        0        0
ARCHER DANIELS MIDLAND CO      NOTE 0.875% 2/1  039483AW2     3928  3980000 PRN      SOLE                  3980000        0        0
BECKMAN COULTER INC            NOTE 2.500%12/1  075811AD1     2243  2000000 PRN      SOLE                  2000000        0        0
CHESAPEAKE ENERGY CORP         NOTE 2.250%12/1  165167CB1     1931  2655000 PRN      SOLE                  2655000        0        0
CHESAPEAKE ENERGY CORP         NOTE 2.500% 5/1  165167BZ9     6544  8000000 PRN      SOLE                  8000000        0        0
CHESAPEAKE ENERGY CORP         NOTE 2.750%11/1  165167BW6     2024  2155000 PRN      SOLE                  2155000        0        0
E M C CORP MASS                NOTE 1.750%12/0  268648AM4    14364 11480000 PRN      SOLE                 11480000        0        0
GILEAD SCIENCES INC            NOTE 0.500% 5/0  375558AG8     5473  4540000 PRN      SOLE                  4540000        0        0
HOLOGIC INC                    FRNT 2.000%12/1  436440AA9     5529  6145000 PRN      SOLE                  6145000        0        0
L-3 COMMUNICATIONS CORP        DEBT 3.000% 8/0  502413AW7     2101  2000000 PRN      SOLE                  2000000        0        0
LIBERTY MEDIA CORP             DEB 3.750% 2/1   530715AL5    14693 28000000 PRN      SOLE                 28000000        0        0
LIBERTY MEDIA CORP NEW         DEB 3.125% 3/3   530718AF2    12982 12190000 PRN      SOLE                 12190000        0        0
LIFEPOINT HOSPITALS INC        NOTE 3.500% 5/1  53219LAH2     1630  1620000 PRN      SOLE                  1620000        0        0
LINEAR TECHNOLOGY CORP         NOTE 3.125% 5/0  535678AD8     1509  1500000 PRN      SOLE                  1500000        0        0
LINEAR TECHNOLOGY CORP         NOTE 3.000% 5/0  535678AC0     3307  3400000 PRN      SOLE                  3400000        0        0
MEDTRONIC INC                  NOTE 1.625% 4/1  585055AM8     8332  7860000 PRN      SOLE                  7860000        0        0
MICROCHIP TECHNOLOGY INC       SDCV 2.125%12/1  595017AB0     4097  4120000 PRN      SOLE                  4120000        0        0
MICRON TECHNOLOGY INC          NOTE 1.875% 6/0  595112AH6     4343  4550000 PRN      SOLE                  4550000        0        0
MOLSON COORS BREWING CO        NOTE 2.500% 7/3  60871RAA8     1827  1680000 PRN      SOLE                  1680000        0        0
MYLAN INC                      NOTE 1.250% 3/1  628530AG2     2429  2175000 PRN      SOLE                  2175000        0        0
NETAPP INC                     NOTE 1.750% 6/0  64110DAB0     4983  4240000 PRN      SOLE                  4240000        0        0
NEWMONT MINING CORP            NOTE 3.000% 2/1  651639AK2     2046  1615000 PRN      SOLE                  1615000        0        0
NEWMONT MINING CORP            NOTE 1.625% 7/1  651639AJ5     6294  4890000 PRN      SOLE                  4890000        0        0
OWENS CORNING NEW              COM              690742101     4149   163100 SH       SOLE                   163100        0        0
PEABODY ENERGY CORP            SDCV 4.750%12/1  704549AG9     3201  2973000 PRN      SOLE                  2973000        0        0
QWEST COMMUNICATIONS INTL IN   NOTE 3.500%11/1  749121BY4    18779 16670000 PRN      SOLE                 16670000        0        0
SYMANTEC CORP                  NOTE 0.750% 6/1  871503AD0     6371  6110000 PRN      SOLE                  6110000        0        0
TEVA PHARMACEUTICAL FIN LLC    DBCV 0.250% 2/0  88163VAE9     6830  5040000 PRN      SOLE                  5040000        0        0
VERISIGN INC                   SDCV 3.250% 8/1  92343EAD4     3884  4305000 PRN      SOLE                  4305000        0        0
VORNADO RLTY L P               DEB 3.875% 4/1   929043AC1     1784  1620000 PRN      SOLE                  1620000        0        0
XILINX INC                     SDCV 3.125% 3/1  983919AD3     2269  2445000 PRN      SOLE                  2445000        0        0